UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                New York, NY                  5/15/07
-----------------             ---------------               -----------
   [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                            VALUE  SHARES /  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP    x($1000) PRN AMT   PRN CALL DISCRETN MANAGERS    SOLE     SHARED    NONE
---------------------------------------------------------------------------  ------ ------------------------------------------------
3COM CORP                      COM             885535104    1,658    424,100 SH       DEFINED    01       424,100
A D C TELECOMMUNICATIONS       NOTE 1.000% 6/1 000886AD3    1,910  2,000,000 PRN      DEFINED    01                        2,000,000
ADAPTEC INC                    COM             00651F108    1,595    412,050 SH       DEFINED    01       412,050
ADAPTEC INC                    NOTE 0.750%12/2 00651FAG3    2,826  3,076,000 PRN      DEFINED    01                        3,076,000
AEROPOSTALE                    COM             007865108      712     17,700 SH       DEFINED    01        17,700
ANHEUSER BUSCH COS INC         COM             035229103      858     17,000 SH       DEFINED    01        17,000
BEA SYS INC                    COM             073325102    2,083    179,700 SH       DEFINED    01       179,700
BERKSHIRE HATHAWAY INC DEL     CL B            084670207      291         80 SH       DEFINED    01            80
BERKSHIRE HATHAWAY INC DEL     CL A            084670108      218          2 SH       DEFINED    01             2
BORLAND SOFTWARE CORP          COM             099849101      720    136,700 SH       DEFINED    01       136,700
BROCADE COMMUNICATIONS SYS I   COM             111621108    3,811    400,300 SH       DEFINED    01       400,300
CHECKPOINT SYS INC             COM             162825103    1,372     61,600 SH       DEFINED    01        61,600
COMPUWARE CORP                 COM             205638109    1,684    177,500 SH       DEFINED    01       177,500
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0 207142AH3    5,109  5,850,000 PRN      DEFINED    01                        5,850,000
COVAD COMMUNICATIONS GROUP I   DBCV 3.000% 3/1 222814AR6    1,374  1,500,000 PRN      DEFINED    01                        1,500,000
CURAGEN CORP                   NOTE 4.000% 2/1 23126RAE1    3,096  3,846,000 PRN      DEFINED    01                        3,846,000
CYMER INC                      COM             232572107    1,039     25,000 SH       DEFINED    01        25,000
DOT HILL SYS CORP              COM             25848T109    3,955  1,083,500 SH       DEFINED    01     1,083,500
DSP GROUP INC                  COM             23332B106    1,710     90,000 SH       DEFINED    01        90,000
DST SYS INC DEL                DBCV 3.625% 8/1 233326AD9    3,158  2,000,000 PRN      DEFINED    01                        2,000,000
EXAR CORP                      COM             300645108      662     50,000 SH       DEFINED    01        50,000
FLIR SYS INC                   COM             302445101      328      9,200 SH       DEFINED    01         9,200
FLIR SYS INC                   NOTE 3.000% 6/0 302445AB7    1,700  1,000,000 PRN      DEFINED    01                        1,000,000
FOOT LOCKER INC                COM             344849104    1,919     81,500 SH       DEFINED    01        81,500
GASTAR EXPL LTD                COM             367299104      460    204,235 SH       DEFINED    01       204,235
GATEWAY INC                    NOTE 1.500%12/3 367626AB4    1,758  2,000,000 PRN      DEFINED    01                        2,000,000
GENESIS MICROCHIP INC DEL      COM             37184C103    3,952    425,400 SH       DEFINED    01       425,400
INFOSPACE INC                  COM NEW         45678T201    5,886    229,300 SH       DEFINED    01       229,300
JDS UNIPHASE CORP              NOTE 11/1       46612JAB7    5,513  6,000,000 PRN      DEFINED    01                        6,000,000
LEVEL 3 COMMUNICATIONS INC     COM             52729N100      450     73,719 SH       DEFINED    01        73,719
MAXXAM INC                     COM             577913106      274      9,150 SH       DEFINED    01         9,150
MCDONALDS CORP                 COM             580135101    4,523    100,400 SH       DEFINED    01       100,400
MERIDIAN RESOURCE CORP         COM             58977Q109      127     52,600 SH       DEFINED    01        52,600
MICROSOFT CORP                 COM             594918104    4,083    146,500 SH       DEFINED    01       146,500
MIRANT CORP NEW                COM             60467R100    1,012     25,000 SH       DEFINED    01        25,000
MOTOROLA INC                   COM             620076109    2,209    125,000 SH       DEFINED    01       125,000
NASDAQ 100 TR                  COM             631100104  169,767  3,900,000 CALL     DEFINED    01     3,900,000
NEOWARE INC                    COM             64065P102    3,723    369,700 SH       DEFINED    01       369,700
NOKIA CORP                     SPONSORED ADR   654902204    1,850     80,700 SH       DEFINED    01        80,700
NOVELL INC                     COM             670006105    1,660    229,900 SH       DEFINED    01       229,900
NUVELO INC                     COM NEW         67072M301    1,910    519,100 SH       DEFINED    01       519,100
OMNIVISION TECHNOLOGIES INC    COM             682128103    3,564    275,000 SH       DEFINED    01       275,000
PFIZER INC                     COM             717081103    2,273     90,000 SH       DEFINED    01        90,000
PHOTRONICS INC                 NOTE 2.250% 4/1 719405AE2    2,240  2,000,000 PRN      DEFINED    01                        2,000,000
PIXELWORKS INC                 SDCV 1.750% 5/1 72581MAB3    2,911  3,750,000 PRN      DEFINED    01                        3,750,000
POWERWAVE TECHNOLOGIES INC     NOTE 1.250% 7/1 739363AB5    2,876  3,000,000 PRN      DEFINED    01                        3,000,000
QUANTA SVCS INC                SDCV 4.500%10/0 74762EAC6    6,923  3,000,000 PRN      DEFINED    01                        3,000,000
RACKABLE SYS INC               COM             750077109    4,327    255,000 SH       DEFINED    01       255,000
RADWARE LTD                    ORD             M81873107    1,215     90,000 SH       DEFINED    01        90,000
RAMBUS INC DEL                 NOTE 2/0        750917AB2    5,525  5,000,000 PRN      DEFINED    01                        5,000,000
REALNETWORKS INC               NOTE 7/0        75605LAB0    2,544  2,500,000 PRN      DEFINED    01                        2,500,000
RED HAT INC                    DBCV 0.500% 1/1 756577AB8    3,755  3,500,000 PRN      DEFINED    01                        3,500,000
SANMINA SCI CORP               COM             800907107      556    153,500 SH       DEFINED    01       153,500
SOLECTRON CORP                 COM             834182107      449    142,500 SH       DEFINED    01       142,500
SPRINT NEXTEL CORP             COM FON         852061100    3,017    159,100 SH       DEFINED    01       159,100
SYCAMORE NETWORKS INC          COM             871206108    1,812    484,500 SH       DEFINED    01       484,500
TEKELEC                        NOTE 2.250% 6/1 879101AE3    1,006  1,000,000 PRN      DEFINED    01                        1,000,000
TELLABS INC                    COM             879664100    1,980    200,000 SH       DEFINED    01       200,000
TYCO INTL LTD NEW              COM             902124106    1,319     41,800 SH       DEFINED    01        41,800
U S G CORP                     COM NEW         903293405    5,013    107,400 SH       DEFINED    01       107,400
UNITED ONLINE INC              COM             911268100    2,315    165,000 SH       DEFINED    01       165,000
WAL MART STORES INC            COM             931142103    3,977     84,700 SH       DEFINED    01        84,700
XILINX INC                     COM             983919101    3,216    125,000 SH       DEFINED    01       125,000

                       63                                 315,758

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         63
Form 13F Information Table Value Total:         $315,758
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LP